S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Mar. 24, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	KPThree is controlled by Karl Peterson, who serves as our Chairman and Chief Executive Officer and is a member of our board of directors. The managing members control the management of our sponsor, including the exercise of voting and investment discretion over the securities of our company held by our sponsor.
SPAC Sponsor Direct and Indirect Material Interest Holder Name	management of our sponsor